INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

10.INCOME TAXES

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current and applicable laws of BVI, Baosheng BVI is not subject to tax on income or capital gains.

Hong Kong

Baosheng HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Baosheng HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Beijing Baosheng, Horgos Baosheng, Kashi Baosheng and Baosheng Technology were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Horgos Baosheng, Kashi Baosheng and Baosheng Technology are subject to a preferential income tax rate of 0% CIT for a period since generating revenues, as they were incorporated in the Horgos and Kashi Economic District, Xinjiang province. The five-year preferential income tax treatment ends on December 31, 2020, December 31, 2022 and December 31, 2025, respectively, for Horgos Baosheng, Kashi Baosheng and Baosheng Technology.

In addition, each of Beijing Baosheng and Horgos Baosheng have a branch in Beijing. The two branches are subject to an EIT of 25%.

Income tax expenses (benefits) consist of the following:

	For the Years Ended
	December 31,
	2020	2019	2018
Current income tax expense	$—	$—	$352,073
Deferred income tax expense (benefit)	108,638	(18,528)	(46,031)
Income tax expense (benefit)	$108,638	$(18,528)	$306,042

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended
	December 31,
	2020	2019	2018
PRC statutory income tax rate	25%	$25%	$25%
Impact of different income tax rates in other jurisdictions	1.4%	0.5%	0.0%
Effect of preferential tax benefits (a)	(38.1)%	(33.7)%	(28.6)%
Effect of non-deductible expenses	7.9%	4.9%	2.7%
Effect of change in valuation allowance	5.4%	3.1%	4.1%
Effective tax rate	1.6%	$(0.2)%	$3.2%
(a)

The Company’s subsidiaries, Horgos Baosheng, Kashi Baosheng and Baosheng Technology are subject to a favorable tax rate of 0%. For the years ended December 31, 2020, 2019 and 2018, the tax saving as the result of the favorable tax rate amounted to $2,686,911,  $3,761,148 and $2,712,084, respectively, and per share effect of the favorable tax rate (after stock split and share reorganization) were $0.13,  $0.19 and $0.14.

Deferred tax assets as of December 31, 2020 and 2019 consist of the following:

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Net operating losses carryforwards	$1,072,893	$748,976

Allowance for doubtful accounts of accounts receivable	67,712	105,560
Allowance for doubtful accounts of other current assets	2,224	2,082
Accrued labor cost compensation	—	15,219
Less: allowance on deferred tax assets	(1,142,829)	(764,194)
	$—	$107,643

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

As of December 31, 2020, due to uncertainties surrounding future utilization on the Beijing branch of Horgos Baosheng and Baosheng HK, the Company accrued full valuation allowance of $1,142,829 against the deferred tax assets based upon management’s assessment as to their realization.

As of December 31, 2019, due to uncertainties surrounding future utilization on the Beijing branch of Horgos Baosheng and Baosheng HK, the Company estimates there will not be sufficient future income to realize the deferred tax assets arising from net operating losses carryforwards of $3,098,239 and labor cost compensation of $60,873, and the Company accrued valuation allowance of $764,194 against the deferred tax assets based upon management’s assessment as to their realization.